Segment Information (Tables)	12 Months Ended
Mar. 31, 2024
Segment Information [Abstract]
Schedule of Non-Current Assets	The location of these non-current assets can be aggregated to form the reportable geographical segment.
	As of March 31,
	2023	2024	2024
	(RMB)	(RMB)	(US$)
PRC	645,210,788	527,009,381	$74,278,983
Other countries/regions	4,602,447	17,583,961	$2,478,360